Share Capital (Details Textual) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended		15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	296	1,521
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	765	1,053
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	296	1,610
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	622
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 2 months 12 days
Proceeds from Stock Options Exercised	292	939	1,725
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	162	1,593
Warrants Issued For Services During Period		150,000
Investment Warrants Expiration Date		May 14, 2011
Proceeds from Warrant Exercises		1,170
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	1.36	2.72
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	1,790,735